Quarterly Report
May 31, 2021
MFS®  Global Real
Estate Fund
GRE-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Construction – 8.0%
American Homes 4 Rent, “A”, REIT	1,835,844	$69,890,581
AvalonBay Communities, Inc., REIT	345,923	71,585,306
Mid-America Apartment Communities, Inc., REIT	330,323	53,082,906
		$194,558,793
Forest & Paper Products – 1.7%
Rayonier, Inc., REIT	1,100,828	$42,040,621
Medical & Health Technology & Services – 1.0%
Encompass Health Corp.	271,820	$23,319,438
Network & Telecom – 5.0%
CoreSite Realty Corp., REIT	299,189	$36,276,666
Equinix, Inc., REIT	76,515	56,370,131
QTS Realty Trust, Inc., REIT, “A”	460,115	29,162,089
		$121,808,886
Real Estate – 76.2%
Advance Residence Investment Corp., REIT	11,938	$38,379,542
Alexandria Real Estate Equities, Inc., REIT	250,558	44,664,469
Allied Properties, REIT	523,789	19,246,100
Ascendas India Trust, REIT	19,624,400	20,644,756
Big Yellow Group PLC, REIT	2,269,538	42,174,293
Boston Properties, Inc., REIT	271,422	31,908,370
Brixmor Property Group, Inc., REIT	1,853,594	42,095,120
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	9,004,305	18,542,794
Deutsche Wohnen SE	1,287,882	82,209,054
Douglas Emmett, Inc.	897,613	31,165,123
Embassy Office Parks, REIT	4,753,000	21,284,356
Empire State Realty Trust, REIT, “A”	1,019,739	12,063,512
EPR Properties, REIT (a)	225,841	11,100,085
Equity Lifestyle Properties, Inc., REIT	615,113	43,586,907
ESR Cayman Ltd. (a)	13,448,400	42,538,214
Extra Space Storage, Inc., REIT	486,208	72,838,820
Fibra Uno Administracion S.A. de C.V., REIT	18,817,478	22,317,657
Goodman Group, REIT	4,170,571	62,712,344
Grainger PLC	10,227,671	41,469,932
Granite REIT	648,354	43,708,836
Host Hotels & Resorts, Inc., REIT (a)	2,034,251	34,928,090
Japan Logistics Fund, Inc., REIT	10,526	29,706,220
Katitas Co. Ltd.	1,486,800	41,484,830
LEG Immobilien SE	264,995	38,853,481
Link REIT	3,660,505	34,853,194
Mapletree Commercial Trust, REIT	23,715,600	37,692,242
Mapletree Logistics Trust, REIT	27,267,800	41,067,829
Medical Properties Trust, Inc., REIT	1,973,110	41,770,739
Multiplan Empreendimentos Imobiliarios S.A.	1,563,614	7,657,373
National Retail Properties, Inc., REIT	542,117	25,127,123
National Storage, REIT	22,050,302	35,665,272
Prologis, Inc., REIT	1,261,809	148,691,573
Shaftesbury PLC, REIT	5,554,186	49,041,547
Shurgard Self Storage S.A.	620,569	31,454,855
Simon Property Group, Inc., REIT	480,053	61,682,010
Sino Land Co. Ltd.	18,631,635	29,238,520
STAG Industrial, Inc., REIT	1,212,278	43,290,447
STORE Capital Corp., REIT	1,577,539	54,267,342

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	243,654	$40,792,553
Swire Properties Ltd.	12,105,200	35,638,163
Unite Group PLC, REIT	1,261,237	20,337,388
Urban Edge Properties, REIT	1,956,423	37,856,785
VICI Properties, Inc., REIT	2,048,518	63,770,365
Warehouses De Pauw, REIT	1,356,354	51,748,852
Welltower, Inc., REIT	975,943	72,971,258
		$1,854,238,335
Telecommunications - Wireless – 3.7%
American Tower Corp., REIT	134,791	$34,433,709
Cellnex Telecom S.A.	933,730	56,040,105
		$90,473,814
Telephone Services – 1.7%
Helios Tower PLC (a)	17,837,460	$42,320,627
Total Common Stocks		$2,368,760,514
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.03% (v)	66,272,838	$66,272,838

Other Assets, Less Liabilities – (0.0)%		(1,063,012)
Net Assets – 100.0%		$2,433,970,340
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $66,272,838 and $2,368,760,514, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,368,760,514	$—	$—	$2,368,760,514
Mutual Funds	66,272,838	—	—	66,272,838
Total	$2,435,033,352	$—	$—	$2,435,033,352
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$34,802,170	$430,875,628	$399,404,960	$—	$—	$66,272,838

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,445	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2021, are as follows:
United States	57.4%
United Kingdom	6.3%
Hong Kong	5.8%
Germany	5.0%
Japan	4.5%
Singapore	4.1%
Australia	4.0%
Belgium	3.4%
Canada	2.6%
Other Countries	6.9%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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